Fair value measurement	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Fair value measurement
34.	Fair value measurement

Quantitative disclosures fair value measurement hierarchy for assets and liabilities as at December 31, 2017:

Fair value measurement using
	Date of valuation		Quoted prices in active markets	Significant observable inputs	Significant unobservable inputs
		Total	(Level 1)	(Level 2)	(Level 3)
		RMB’000	RMB’000	RMB’000	RMB’000

Assets measured at fair value
Quoted equity securities:
Quoted equity shares – TCL (Note 19)	December 31, 2017	24,714	24,714	—	—

Quantitative disclosures fair value measurement hierarchy for assets and liabilities as at December 31, 2018:

		Fair value measurement using
	Date of valuation		Quoted prices in active markets	Significant observable inputs	Significant unobservable inputs
		Total	(Level 1)	(Level 2)	(Level 3)
		RMB’000	RMB’000	RMB’000	RMB’000

Assets measured at fair value
Quoted equity securities:
Quoted equity shares – TCL (Note 19)	December 31, 2018	21,876	21,876	—	—
Derivative financial assets:
Foreign exchange forward contract – USD(i) (Note 19)	December 31, 2018	4,529	—	4,529	—
Debt financial assets(ii):
Bill receivables (Note 20)	December 31, 2018	6,981,106	—	6,981,106	—

Note:

(i)

Forward currency contracts are valued using a valuation technique with market observable inputs. The most frequently applied valuation techniques include forward pricing, using present value calculations. The models incorporate various inputs including the foreign exchange spot and forward rates.

(ii)	The fair value of the Group’s debt financial assets is measured based on quoted market interest rates of similar instruments.

There have been no transfers between Level 1 and Level 2 during 2018 and 2017.